Acquisition - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 05, 2014	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014
Business Acquisition [Line Items]
Investment in investee			$ 1,776
Purchase price allocation, goodwill		$ 141,669	134,939		$ 139,158
Acquisition expenses		192	3
First Transportation Consulting and Management Service Firm
Business Acquisition [Line Items]
Investment in investee				$ 1,700
Dalton Bus Line Limited
Business Acquisition [Line Items]
Business acquisition, cash paid	$ 400
Acquisition consideration	$ 400
Gain on acquisition			100
Dalton Bus Line Limited | Covenants not to compete
Business Acquisition [Line Items]
Acquisition expenses			$ 3
First Transportation Consulting and Management Service Firm and Second Transportation Consulting Services Firm
Business Acquisition [Line Items]
Common stock value		1,000
Business acquisition, cash paid		6,200
Acquisition consideration		7,200
Purchase price allocation, net working capital		800
Purchase price allocation, equipment		200
Purchase price allocation, goodwill		7,900
Acquisition expenses		$ 100